Leases - Carrying amounts of lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020	Jan. 01, 2021 [1]
Leases
As at 1 January	$ 2,412,137	$ 2,212,201
Additions	550,834	464,049
Modifications	29,842	67,589
Disposals		(291)
Accretion of interest	165,043	127,329
Foreign exchange effect	(129)	72,449
Foreign currency translation effects		(72,221)
Payments	(449,004)	(458,968)		$ (284,363)
As at 31 December	2,708,723	2,412,137		$ 2,212,201
Current	335,620	283,843	[1]		$ 325,038
Lease liabilities	$ 2,373,103	$ 2,128,294	[1]		$ 1,887,163

[1]	The comparative Consolidated financial statements have been re-presented from Mexican peso to U.S. dollar to reflect the Company’s change in presentation currency.